Investments - Investment Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Net Investment Income [Line Items]
Other	$ 1	$ 1	$ (381)	$ (146)
Investment expense	(14)	(13)	(21)	(30)
Net Investment Income, Total	498	534	590	778
Fixed Maturities
Net Investment Income [Line Items]
Gross investment income	174	243	695	620
Equity securities
Net Investment Income [Line Items]
Gross investment income	10	2	11	10
Mortgage loans
Net Investment Income [Line Items]
Gross investment income	32	45	80	74
Policy loans
Net Investment Income [Line Items]
Gross investment income	36	40	90	82
Investment funds
Net Investment Income [Line Items]
Gross investment income	$ 259	$ 216	$ 116	$ 168